Revenue - Narrative (Details) R in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from largest customer	R 28,764				R 42,555	R 52,128
Revenue from second largest customer	13,804				18,140	29,160
Revenue from third largest customer	14,405				R 23,492	R 28,056
Average foreign exchange rate (R/US$ rate)		18.42	19.94	12.24
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in adjusted EBITDA due to decrease in exchange rate	R (465)